Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 4,355,434	$ 5,511,603	$ 4,716,229
Future production costs	(1,752,099)	(1,743,842)	(1,881,211)
Future development costs	(203,376)	(225,612)	(288,955)
Future income taxes	(795,993)	(1,193,419)	(760,601)
Undiscounted future net cash flows	1,603,966	2,348,730	1,785,462
10% annual discount	(442,957)	(864,075)	(492,729)
Standardized measure of discounted future net cash flows	1,161,009	1,484,655	1,292,733	$ 801,624
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	4,027,686	5,229,599	4,381,191
Future production costs	(1,633,889)	(1,633,818)	(1,715,554)
Future development costs	(147,045)	(182,701)	(197,461)
Future income taxes	(764,309)	(1,191,658)	(754,205)
Undiscounted future net cash flows	1,482,443	2,221,422	1,713,971
10% annual discount	(430,250)	(839,621)	(496,150)
Standardized measure of discounted future net cash flows	1,052,193	1,381,801	1,217,821	759,233
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	111,384	190,449	136,152
Future production costs	(50,343)	(72,411)	(69,067)
Future development costs	(41,359)	(40,659)	(40,339)
Future income taxes	0	0
Undiscounted future net cash flows	19,682	77,379	26,746
10% annual discount	5,205	(13,094)	6,121
Standardized measure of discounted future net cash flows	24,887	64,285	32,867	17,032
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	75,757	65,002	89,208
Future production costs	(22,815)	(29,519)	(34,930)
Future development costs	(1,204)	(1,955)	(1,955)
Future income taxes	(4,036)	(1,761)	(3,449)
Undiscounted future net cash flows	47,702	31,767	48,874
10% annual discount	(6,476)	(8,856)	(7,171)
Standardized measure of discounted future net cash flows	41,226	22,911	41,703	25,378
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows			109,678
Future production costs			(61,660)
Future development costs			(49,200)
Future income taxes	0	0	(2,947)
Undiscounted future net cash flows			(4,129)
10% annual discount			4,471
Standardized measure of discounted future net cash flows	0	0	342	$ (19)
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	140,607	26,553	0
Future production costs	(45,052)	(8,094)	0
Future development costs	(13,768)	(297)	0
Future income taxes	(27,648)	0	0
Undiscounted future net cash flows	54,139	18,162	0
10% annual discount	(11,436)	(2,504)	0
Standardized measure of discounted future net cash flows	$ 42,703	$ 15,658	$ 0